Goodwill Goodwill by Segment (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill	$ 3,999.2	$ 3,979.0	$ 3,949.0	$ 3,995.1
Professional Instrumentation
Goodwill [Line Items]
Goodwill	2,435.9	2,423.7	2,400.6	2,419.8
Industrial Technologies
Goodwill [Line Items]
Goodwill	$ 1,563.3	$ 1,555.3	$ 1,548.4	$ 1,575.3